Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
(Loss) / Profit attributable to ordinary equity holders of the parent	$ (76,558,663)	$ 16,060,652	$ (3,747,408)
Weighted average number of ordinary shares for basic EPS	80,264,186	80,000,000	80,000,000